OTHER COMPREHENSIVE INCOME (LOSSES) - Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (3)	$ (6)	$ (5)	$ (5)
Income tax relating to investments in equity instruments included in other comprehensive income	$ (5)	$ (1)	$ (2)	$ (2)